Reconciliation of Effective Tax to Statutory Federal Rate (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at federal statutory rate		35.00%	(35.00%)	(35.00%)
State taxes, net of federal effect		(0.20%)	32.00%	3.50%
Foreign rate differential		2.70%	(0.10%)	(0.20%)
Tax credits		(1.10%)	(9.60%)	0.00%
Domestic production activities deduction		(2.60%)	(12.70%)	0.00%
Warrant fair value adjustment		3.30%	8.60%	0.00%
Change in valuation allowance		(32.00%)	292.60%	37.70%
Other		0.60%	1.40%	1.40%
Effective tax rate	37.20%	5.70%	277.20%	7.40%